Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Total securities available-for-sale	$ 615,657,000	$ 509,425,000	$ 452,266,000
US Treasury Securities [Member]
ASSETS
Total securities available-for-sale	14,803,000
Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	263,406,000	234,751,000	212,066,000
Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	111,053,000	63,774,000	57,896,000
Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	44,581,000	48,669,000	50,623,000
Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	39,380,000	39,052,000	10,158,000
Obligations of States and Political Subdivisions [Member]
ASSETS
Total securities available-for-sale	133,945,000	114,264,000	112,767,000
Marketable Equity Securities [Member]
ASSETS
Total securities available-for-sale	8,489,000	8,915,000	8,756,000
Fair Value Measurements, Recurring [Member]
ASSETS
Total securities available-for-sale	615,657,000	509,425,000	452,266,000
Trading securities held in a Rabbi Trust	3,286,000	2,864,000	2,223,000
Total securities	618,943,000	512,289,000	454,489,000
Total Assets	631,255,000	526,106,000	478,704,000
LIABILITIES
Total Liabilities	12,113,000	13,647,000	23,570,000
Fair Value Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Total securities available-for-sale	14,803,000
Fair Value Measurements, Recurring [Member] | Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	263,406,000	234,751,000	212,066,000
Fair Value Measurements, Recurring [Member] | Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	111,053,000	63,774,000	57,896,000
Fair Value Measurements, Recurring [Member] | Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	44,581,000	48,669,000	50,623,000
Fair Value Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	39,380,000	39,052,000	10,158,000
Fair Value Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
ASSETS
Total securities available-for-sale	133,945,000	114,264,000	112,767,000
Fair Value Measurements, Recurring [Member] | Marketable Equity Securities [Member]
ASSETS
Total securities available-for-sale	8,489,000	8,915,000	8,756,000
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps [Member]
ASSETS
Derivative financial assets	12,125,000	13,698,000	23,748,000
LIABILITIES
Derivative financial liabilities	12,103,000	13,647,000	23,522,000
Fair Value Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member]
ASSETS
Derivative financial assets	187,000	85,000	467,000
Fair Value Measurements, Recurring [Member] | Forward Sale Contracts [Member]
ASSETS
Derivative financial assets	0	34,000
LIABILITIES
Derivative financial liabilities	10,000		48,000
Level 1 [Member] | Fair Value Measurements, Recurring [Member]
ASSETS
Total securities available-for-sale	179,000	202,000	140,000
Trading securities held in a Rabbi Trust	3,286,000	2,864,000	2,223,000
Total securities	3,465,000	3,066,000	2,363,000
Total Assets	3,465,000	3,066,000	2,363,000
LIABILITIES
Total Liabilities	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Marketable Equity Securities [Member]
ASSETS
Total securities available-for-sale	179,000	202,000	140,000
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Interest Rate Swaps [Member]
ASSETS
Derivative financial assets	0	0
LIABILITIES
Derivative financial liabilities	0	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member]
ASSETS
Derivative financial assets	0	0
Level 1 [Member] | Fair Value Measurements, Recurring [Member] | Forward Sale Contracts [Member]
ASSETS
Derivative financial assets	0	0
LIABILITIES
Derivative financial liabilities	0		0
Level 2 [Member] | Fair Value Measurements, Recurring [Member]
ASSETS
Total securities available-for-sale	615,478,000	509,223,000	451,826,000
Trading securities held in a Rabbi Trust			0
Total securities	615,478,000	509,223,000	451,826,000
Total Assets	627,790,000	523,040,000	476,041,000
LIABILITIES
Total Liabilities	12,113,000	13,647,000	23,570,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Total securities available-for-sale	14,803,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	263,406,000	234,751,000	212,066,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	111,053,000	63,774,000	57,896,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	44,581,000	48,669,000	50,623,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	39,380,000	39,052,000	10,158,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
ASSETS
Total securities available-for-sale	133,945,000	114,264,000	112,767,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Marketable Equity Securities [Member]
ASSETS
Total securities available-for-sale	8,310,000	8,713,000	8,316,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Interest Rate Swaps [Member]
ASSETS
Derivative financial assets	12,125,000	13,698,000	23,748,000
LIABILITIES
Derivative financial liabilities	12,103,000	13,647,000	23,522,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member]
ASSETS
Derivative financial assets	187,000	85,000	467,000
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Forward Sale Contracts [Member]
ASSETS
Derivative financial assets		34,000
LIABILITIES
Derivative financial liabilities	10,000		48,000
Level 3 [Member]
LIABILITIES
Total Liabilities		0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member]
ASSETS
Total securities available-for-sale	0	0	300,000
Trading securities held in a Rabbi Trust	0	0	0
Total securities	0	0	300,000
Total Assets	0	0	300,000
LIABILITIES
Total Liabilities	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Total securities available-for-sale	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Collateralized Mortgage Obligations of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Residential Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities of U.S. Government Corporations and Agencies [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
ASSETS
Total securities available-for-sale	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Marketable Equity Securities [Member]
ASSETS
Total securities available-for-sale	0	0	300,000
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Interest Rate Swaps [Member]
ASSETS
Derivative financial assets	0	0	0
LIABILITIES
Derivative financial liabilities	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member]
ASSETS
Derivative financial assets	0	0	0
Level 3 [Member] | Fair Value Measurements, Recurring [Member] | Forward Sale Contracts [Member]
ASSETS
Derivative financial assets	0	0
LIABILITIES
Derivative financial liabilities	$ 0		$ 0